Accrued Expenses and Other Current Liabilities (Tables)		12 Months Ended
	Jul. 02, 2025	Sep. 30, 2024
Sonnet BioTherapeutics Holdings, Inc. [Member]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	June 30, 2025	September 30, 2024
Compensation and benefits	$168,281	$149,802
Research and development	777,846	617,545
Professional fees	334,821	173,319
Other	1,958	1,823
	$1,282,906	$942,489

Accrued expenses and other current liabilities consisted of the following:

	September 30,
	2024	2023
Compensation and benefits	$149,802	$2,091,196
Research and development	617,545	913,145
Professional fees	173,319	224,031
Other	1,823	2,550
	$942,489	$3,230,922